EQUIPMENT AND IMPROVEMENTS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016
Property, Plant and Equipment [Line Items]
Depreciation		$ 1,400	$ 1,300
Property, Plant and Equipment, Gross		8,727	7,668
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	[1]	(3,861)	(2,474)
Equipment and improvements, net		4,866	5,194	$ 4,562
Property, Plant and Equipment, Additions		1,100	2,200
Computer and Equipment Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 5,513	4,541
Computer and Equipment Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		3 years
Computer and Equipment Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		5 years
Leaseholds and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 2,468	2,455
Property, Plant and Equipment, Useful Life		11 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 746	$ 672
Property, Plant and Equipment, Useful Life		7 years

[1]	Depreciation expense related to equipment and improvements totaled $1.4 million and $1.3 million for the years ended December 31, 2015 and 2014, respectively.